Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
December 20, 2023
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re: Pioneer Series Trust VI
Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A
(File Nos. 333-138560 and 811-21978)
Ladies and Gentlemen:
On behalf of Pioneer Series Trust VI, a Delaware statutory trust (the “Trust” ), we are hereby filing Post-Effective Amendment No. 42 to the Registration Statement for the Trust on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (the “Amendment” ). The Amendment relates solely to Pioneer Equity Premium Income Fund (formerly, Pioneer Flexible Opportunities Fund) (the “Fund”), a series of the Trust.
The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of changing the Fund’s name and making certain changes to the Fund’s investment objective and investment strategies. The Amendment is intended to become effective on March 1, 2024.
The Amendment is being filed using the iXBRL format for submitting fund risk/return summary information.
Please contact the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions or comments relating to the filing.
Very truly yours,
/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz

cc:
Christopher J. Kelley, Esq.
Toby R. Serkin, Esq.